RESERVES (Details 5)		Sep. 30, 2018 USD ($) Share	Sep. 30, 2018 CAD ($) Share	Sep. 30, 2017 USD ($) Share	Sep. 30, 2016 USD ($) Share	Sep. 30, 2015 USD ($) Share
Disclosure Of Number Warrants Exercise Price And Expiry Date [Line Items]
Number of Warrants | Share		2,663,936	2,663,936	349,635	354,977	14,125
Exercise Price | $		$ 6.13		$ 65.38	$ 65.60	$ 52.80
C$40.00 | April 15, 2019
Disclosure Of Number Warrants Exercise Price And Expiry Date [Line Items]
Number of Warrants | Share		1,250	1,250
Exercise Price | $			$ 40.00
US$66.00 | January 14, 2023
Disclosure Of Number Warrants Exercise Price And Expiry Date [Line Items]
Number of Warrants | Share	[1]	227,273	227,273
Exercise Price | $		$ 66.00
US$42.80 | November 18, 2023
Disclosure Of Number Warrants Exercise Price And Expiry Date [Line Items]
Number of Warrants | Share		7,476	7,476
Exercise Price | $		$ 42.80
US$0.002 | January 9, 2023
Disclosure Of Number Warrants Exercise Price And Expiry Date [Line Items]
Number of Warrants | Share	[2]	1,653,999	1,653,999
Exercise Price | $		$ 0.002
US$0.002 | January 16, 2023
Disclosure Of Number Warrants Exercise Price And Expiry Date [Line Items]
Number of Warrants | Share	[2],[3]	535,000	535,000
Exercise Price | $		$ 0.002
US$4.00 | January 9, 2023
Disclosure Of Number Warrants Exercise Price And Expiry Date [Line Items]
Number of Warrants | Share		175,938	175,938
Exercise Price | $		$ 4.00
US$4.00 | January 16, 2023
Disclosure Of Number Warrants Exercise Price And Expiry Date [Line Items]
Number of Warrants | Share		63,000	63,000
Exercise Price | $		$ 4.00

[1]	Detailed terms of the 2016 Warrants are included in Note 8.
[2]	Pre-funded warrants are included in reserves at the price paid by holders of $4.00 per pre-funded warrant (Note 9).
[3]	Exercised subsequent to September 30, 2018.